Prepayments, accrued income and other assets (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about prepayments, accrued income and other assets

		2019	2018
	Footnotes	$m	$m
Prepayments and accrued income		9,057	8,715
Settlement accounts		14,744	13,957
Cash collateral and margin receivables		49,148	33,202
Assets held for sale		123	735
Bullion		14,830	13,753
Endorsements and acceptances		10,198	9,623
Reinsurers’ share of liabilities under insurance contracts (Note 4)		3,592	2,506
Employee benefit assets (Note 5)		8,280	7,934
Right-of-use assets	1	4,222	N/A
Owned property, plant and equipment		10,480	10,060
Other accounts		12,006	10,086
At 31 Dec		136,680	110,571

1	Right-of-use assets have been recognised from 1 January 2019 following the adoption of IFRS 16. Comparatives have not been restated.